Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000240297
Shareholder Report [Line Items]
Fund Name	Hypatia Women CEO ETF
Trading Symbol	WCEO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hypatia Women CEO ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wceoetf.com/. You can also request this information by contacting us at 1-888-338-3166
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-338-3166
Additional Information Website	https://www.wceoetf.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hypatia Women CEO ETF	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 6, 2023)
Hypatia Women CEO ETF - NAV	-0.48%	7.86%
Hypatia Women CEO ETF - Market Price	-0.58%	7.83%
FT Wilshire Small Cap Total Return Index	5.11%	12.67%
Hypatia Women CEO Index	1.23%	9.61%
Russell 1000 Equal Weight Index	8.54%	9.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,177,302
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 34,992
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,177,302
Number of Portfolio Holdings	164
Advisory Fee	$34,992
Portfolio Turnover	91%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Rights	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Utilities	2.8%
Energy	3.4%
Communications	4.4%
Consumer Staples	4.6%
Materials	6.3%
Real Estate	6.8%
Health Care	9.1%
Consumer Discretionary	12.7%
Industrials	15.5%
Financials	16.8%
Technology	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lincoln National Corporation	1.0%
PagerDuty, Inc.	1.0%
Acadian Asset Management, Inc.	1.0%
Advanced Micro Devices, Inc.	1.0%
S&P Global, Inc.	1.0%
Arista Networks, Inc.	1.0%
Nasdaq, Inc.	1.0%
Horace Mann Educators Corporation	1.0%
AMERISAFE, Inc.	1.0%
Kinder Morgan, Inc.	1.0%